Accounts Receivable, Net (Details) - Schedule of accounts receivables - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of accounts receivables [Abstract]
Accounts receivable	$ 5,790,229	$ 5,468,911
Allowance for doubtful accounts
Accounts receivable, net	$ 5,790,229	$ 5,468,911